Income taxes	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income taxes

20. Income taxes

a.	Income tax expense

For the years ended December 31,	2025	2024
Current income tax expense	$9,640	$10,121
Deferred tax expense	19,713	193
Income tax expense	$29,353	$10,314

For the years ended December 31,	2025	2024
Tax expense related to continuing operations
Current
Canada	$144	$—
International	9,496	10,121
	9,640	10,121
Deferred
Canada	20,319	(1,291)
International	(606)	1,484
	19,713	193
Income tax expense	$29,353	$10,314

A reconciliation between income tax expense and the product of accounting profit multiplied by the Company’s weighted average tax rate applicable to profits of the consolidated entities is provided below:

For the years ended December 31,	2025	2024
Earnings (loss) before income taxes	$269,358	$(12,770)

At 26.5% statutory rate	$71,380	$(3,384)
Tax effects of:
Differences in foreign statutory tax rates	(44,558)	(5,936)
Temporary difference subject to Initial Recognition Exemption	3,107	3,717
Deferred tax asset not recognized	1,537	7,928
Income/expenses not taxed	156	5,533
Adjustments in respect to prior year	(1,336)	1,293
Impact of foreign exchange on deferred tax balance	(541)	724
Other	(392)	439
Income tax expense	$29,353	$10,314

b.Deferred income tax

The significant components of deferred income tax assets and liabilities as at December 31, 2025 and 2024, respectively, were as follows:

Summary of Deferred Income Tax Assets and Liabilities

For the years ended December 31,	2025	2024
Deferred tax assets
Non-capital loss carry-forwards	$28,979	$21,897
Stream and other assets	6,298	6,915
	35,277	28,812
Deferred tax liabilities
Royalties and other assets	(49,479)	(23,300)
	(14,201)	5,512
Classification
Non-current assets	5,870	8,446
Non-current liabilities	(20,071)	(2,934)
	$(14,201)	$5,512

Movement in Net Deferred Taxes

For the years ended December 31,	2025	2024
Balance, beginning of the year	$5,512	$5,705
Recognized in profit and loss	(19,713)	(193)
Balance, end of year	$(14,201)	$5,512

Changes in deferred tax assets and liabilities have been recorded in net earnings for all periods presented.

Non-Capital Losses

Non-capital losses (“NCLs”) generated in Canada that are not utilized will expire in a period of 20 years from the date of incurrence. As a result, the current non-capital loss balance has losses that expire between 2038 and 2045, as follows:

Year of Expiry	2038 to 2040	2041 to 2042	2043 to 2045	Total
NCLs	$31,430	$12,220	$43,467	$87,117